PENSION AND OTHER POST-RETIREMENT BENEFIT PLANS - SCHEDULE OF DEFINED BENEFIT OBLIGATIONS, PLAN ASSETS AND FUNDED STATUS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amounts recognized in Accumulated Other Comprehensive Income (Loss), net of tax:
Net amounts recognized in AOCI	$ 169,526	$ 207,169
Pension Benefits
Change in benefit obligation
Projected benefit obligation at beginning of year	1,118,318	1,169,424
Service cost	20,657	23,075	$ 28,300
Interest cost	40,996	41,875	44,179
Plan amendments	(8,473)	(43,065)
Actuarial (gain) loss	40,768	15,804
Settlement	(44,978)	(59,784)
Currency translation and other	6,749	1,416
Benefits paid	56,473	30,427
Projected benefit obligation at end of year	1,117,564	1,118,318	1,169,424
Change in plan assets
Fair value of plan assets at beginning of year	1,023,676	1,041,902
Actual return on plan assets	121,241	49,012
Employer contributions	37,503	21,580
Settlement	(44,978)	(59,784)
Currency translation and other	5,257	1,393
Benefits paid	56,473	30,427
Fair value of plan assets at end of year	1,086,226	1,023,676	1,041,902
Funded status at end of year	(31,338)	(94,642)
Amounts recognized in the Consolidated Balance Sheets:
Other assets	14,988	39
Accrued liabilities	(6,916)	(28,994)
Other long-term liabilities	(39,410)	(65,687)
Total	(31,338)	(94,642)
Amounts recognized in Accumulated Other Comprehensive Income (Loss), net of tax:
Actuarial net (loss) gain	(207,659)	(243,228)
Net prior service credit (cost)	30,994	28,360
Net amounts recognized in AOCI	(176,665)	(214,868)
Other Benefits
Change in benefit obligation
Projected benefit obligation at beginning of year	242,846	255,617
Service cost	263	299	542
Interest cost	8,837	9,731	10,187
Plan amendments	0	0
Actuarial (gain) loss	2,207	(2,998)
Settlement	0	0
Currency translation and other	889	314
Benefits paid	18,930	20,117
Projected benefit obligation at end of year	236,112	242,846	255,617
Change in plan assets
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contributions	18,930	20,117
Settlement	0	0
Currency translation and other	0	0
Benefits paid	18,930	20,117
Fair value of plan assets at end of year	0	0	$ 0
Funded status at end of year	(236,112)	(242,846)
Amounts recognized in the Consolidated Balance Sheets:
Other assets	0	0
Accrued liabilities	(20,792)	(22,576)
Other long-term liabilities	(215,320)	(220,270)
Total	(236,112)	(242,846)
Amounts recognized in Accumulated Other Comprehensive Income (Loss), net of tax:
Actuarial net (loss) gain	8,313	9,264
Net prior service credit (cost)	(1,174)	(1,565)
Net amounts recognized in AOCI	$ 7,139	$ 7,699